EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Basic and diluted:
Net loss	$ (1,430,810)	$ (1,206,559)	$ (5,681,833)	$ (3,244,506)
Weighted-average number of common shares	7,569,115	6,060,187	6,528,959	5,245,622
Basic and diluted net loss per common share	$ (0.19)	$ (0.20)	$ (0.87)	$ (0.62)